Stock Options (Detail Textuals) - $ / shares	3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.47		$ 0.54	$ 1.00	$ 1.49
Term of expiration			5 years
Term of options vesting		3 years
Directors Officers Employees And Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options available for grant		1,725,000		1,725,000
Exercise price					$ 1.53
Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options available for grant					200,000
Exercise price					$ 0.83
Stock options expiration date					Dec. 01, 2022
2007 Equity incentive plan | Directors Officers Employees And Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options available for grant		7,838,713		7,838,713
2007 Equity incentive plan | Employees And Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options available for grant	412,500	412,500	412,500	412,500
2019 Equity Incentive Plan | Directors Officers Employees And Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options available for grant	7,838,713		7,838,713
2014 Stock Option Plan | Directors Officers Employees And Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options available for grant	1,997,500	2,107,500	1,997,500	2,107,500
2010 Stock Option Plan | Officers And Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options available for grant	1,512,500	1,512,500	1,512,500	1,512,500
Stock Options 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.47			$ 1.27
Stock Options 1 | On grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options vested	20,000
Stock Options 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.43			$ 1.06
Stock Options 2 | Annually thereafter until fully vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options vested	20,000